Contract Assets/(Liabilities) (Tables)	12 Months Ended
Jun. 30, 2025
Contract Assets/(Liabilities) [Abstract]
Schedule of Contract Assets and Liabilities

Contract assets consisted of the following at June 30:

	2025	2024
Revenue recognized to date	$912,347	$1,662,710
Less: progress billings to date	(878,000)	(1,409,683)
Exchange difference	(263)	324
Contract assets	$34,084	$253,351
Contract assets, current	$34,084	$253,351
Contract assets, non-current	$—	$—

Contract liabilities consisted of the following at June 30:

	2025	2024
Billings in advance of performance obligation under contracts	$49,989	$11,431

The movement in contract liabilities is as follows:

	2025	2024
Balance at beginning of the year ended June 30	$11,431	$14,383
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(11,460)	(14,401)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	50,374	11,416
Exchange difference	(356)	33
Balance at end of the year ended June 30	$49,989	$11,431